Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of remuneration of directors and key management personnel
	2022	2021	2020

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,387,221	$1,271,532	$1,179,762
Share-based payments	2,126,970	235,737	261,794
Total	$3,514,191	$1,507,269	$1,441,556

Schedule of other related party transactions
		(in thousands)
Type of Service	Nature of Relationship	2022	2021	2020

Selling and marketing expenses	VP Technology/VP Sales International	$202	$402	$174
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$1,185	$869	$1,006